Intangible assets - product development (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Intangible Assets Product Development

All figures in £ millions	2022	2021

Cost

At 1 January	2,698	2,514

Exchange differences	235	–

Additions	357	287

Disposals and retirements	(191)	(92)

Disposal of subsidiary (note 31)	(186)	(9)

Transfers	5	(2)

At 31 December	2,918	2,698

Amortisation

At 1 January	(1,804)	(1,609)

Exchange differences	(174)	(3)

Charge for the year	(288)	(260)

Impairment	(15)	(19)

Disposals and retirements	191	92

Disposal of subsidiary (note 31)	147	3

Transfers	–	(8)

At 31 December	(1,943)	(1,804)

Carrying amounts at 31 December	975	894